UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
----
FORM N-CSR
----
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-06142
THE JAPAN EQUITY FUND, INC.
(Exact name of registrant as specified in charter)
----
c/o Daiwa Securities Trust Company
One Evertrust Plaza, 9th Floor
Jersey City, New Jersey 07302-3051
(Address of principal executive offices) (Zip code)
c/o Daiwa Securities Trust Company
One Evertrust Plaza, 9th Floor
Jersey City, New Jersey 07302-3051
(Name and address of agent for service)
Registrant's telephone number, including area code: (201)
915-3054
Date of fiscal year end:  October 31, 2005
Date of reporting period:  April 30, 2005
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.
Item 1.  Reports to Stockholders.
The Fund
The investment objective of the Fund is to outperform over the long term, on a total return basis (including appreciation and dividends), the Tokyo Stock Price Index ("TOPIX"), a composite market-capitalization weighted index of all common stocks listed on the First Section of the Tokyo Stock Exchange ("TSE"). The Fund seeks to achieve its investment objective by investing substantially all of its assets in equity securities of companies listed on the TSE or listed on the over-the-counter market in Japan or listed on other stock exchanges in Japan. Daiwa SB Investments (U.S.A.) Ltd. is the Fund's Investment Manager. Daiwa SB Investments Ltd. is the Fund's Investment Adviser. The Fund implements an "active" portfolio management policy, which is an approach that involves quantitative valuation of securities to identify an appropriate universe of securities from which to select investments, with judgmental analysis then applied to this universe to determine the actual investments to be made by the Fund.
Shareholder Information
The Fund's shares are listed on the New York Stock
Exchange ("NYSE"). The Fund understands that its shares may trade periodically on certain exchanges other than the NYSE, but the Fund has not listed its shares on those other exchanges and does not encourage trading on those exchanges. The Fund's NYSE trading symbol is "JEQ" Weekly comparative net asset value ("NAV") and market price information about the Fund is published each Monday in The Wall Street Journal, each Sunday in The New York Times and each Saturday in Barron's, and also appears in many other newspapers. The Fund's weekly NAV is also available by visiting www.daiwast.com or calling (800) 933-3440 or (201) 915-3020Also, the Fund's website includes a monthly market review, a list of the Fund's top ten industries and holdings, the proxy voting policies and procedures, the code of ethics and the audit committee charter.
Inquiries
Inquiries concerning your share account should be directed to EquiServe Trust Company, N.A(the "Plan Agent") at the number noted below. All written inquiries should be directed to The Japan Equity Fund, Inc., c/o Daiwa Securities Trust Company, One Evertrust Plaza, 9th Floor, Jersey City, NJ 07302-3051.
Proxy Voting Policies and Procedures
A description of the policies and procedures that are used by the Fund's Investment Manager to vote proxies relating to the Fund's portfolio securities is available
(1) without charge, upon request, by calling (201) 915-3054;
(2) by visiting www.daiwast.com; and (3) as an exhibit to the Fund's annual report on Form N-CSR, which is available on the website of the Securities and Exchange Commission (the "Commission") at www.sec.gov Information regarding how the Investment Manager votes these proxies is now available by calling the same number and the Commission's website. The Fund has filed its first report on Form N-PX covering the Fund's proxy voting record for the 12-month period ended June 30, 2004.
Quarterly Portfolio of Investments
A Portfolio of Investments will be filed as of the end of the first and third quarters of each fiscal year on Form N-Q and will be available on the Commission's website at www.sec.gov. Additionally, the Portfolio of Investments may be reviewed and copied at the Commission's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The quarterly Portfolio of Investments will be made available without charge, upon request, by calling (201) 915-3054.
Dividend Reinvestment and Cash Purchase Plan
A Dividend Reinvestment and Cash Purchase Plan (the
"Plan") is available to provide Shareholders with automatic reinvestment of dividends and capital gain distributions in additional Fund shares. The Plan also allows you to make optional annual cash investments in Fund shares through the Plan Agent. A brochure fully describing the Plan's terms and conditions is available from the Plan Agent by calling (800) 426-5523 or by writing . The Japan Equity Fund, Inc., c/o EquiServe Trust Company, N.A., P.O. Box 43010, Providence, RI 02940-3010. Effective July 1, 2005, American Stock Transfer & Trust Company, 59 Maiden Lane, New York, NY 10038 (800) 937-5449, www.amstock.com, will assume the duties of the Fund's Transfer Agent and Plan Agent.


May 20, 2005
Dear Shareholders:
It is our pleasure on behalf of the Board of Directors to present the Semi-Annual Report for. The Japan Equity
Fund, Inc(the "Fund") for the six months ended April 30, 2005.
Performance and Review of the Japanese Stock Market (November
2004 - April 2005)
Table 1 Performance in comparison with the benchmark, USD base

Latest Six Months
(Nov 04 - April
05)
%
JEQ (Equity Only and before expenses)
2.37
TOPIX Index ("TOPIX")
3.9
3
Difference
-1.56

Table 2 Performance in comparison with the benchmark, JPY base

Latest Six Months
(Nov 04 - April
05)
%
JEQ (Equity Only and before expenses)
3.15
TOPIX
4.1
0
Difference
-0.95

Comment
..	During the period from November 2004 to April 2005,
the equity portfolio value of the Fund increased by
2.37%.  Over the same period, the TOPIX advanced by
3.93% in USD terms.
..	Japanese Yen ("JPY") terms, the performance of the
Fund, excluding expenses and the Fund's cash
position, was a positive 3.15%, whereas the TOPIX
was up 4.10%.
..	Relative to the TOPIX, the effect of sector
selection was negligible, while stock selection
contributed negatively to the relative performance
(see Table 3).
..	As shown on Table 4, sizable positive contributions
were made by stock selection in the Information &
Communication and Retail sectors, but gains were
more than cancelled out by negative contributions
in the Wholesale Trade, Electric Appliance and Food
sectors.
..	It appears, however, the size effect was the
dominant factor affecting the performance.  The
TOPIX Core 30 Index (index of 30 largest market capitalization stocks in TOPIX) returned -0.58% over the six months, while TOPIX Small Index (index of about 1200 stocks in Tokyo Stock Exchange
("TSE") First Section, excluding the top 500 market capitalization stocks) returned 14.39%. The Fund had a significantly lighter weight in smaller stocks, as compared to the TOPIX.
Table 3.  Attribution Analysis Summary, JPY base

Latest Six Months
(Nov 04 - April 05)
%
JEQ (Equity Only and before expenses)
3.15
TOPIX
4.
10
Difference
-0.95
Breakdown

Sector Selection
-0.01
Stock Selection
-1.71
Others
0.
77
Total
-0.95

Table 4.  Sector & Stock Selection Effects, Sector by
Sector
TOPIX Industry
Portf
olio
Posit
ion %
Marke
t
Weigh
t
%
Portf
olio
Retur
n
Benchm
ark
Return
Sector
Alloca
tion
Effect
%
Stock
Select
ion
Effect
%
Fishery, Agriculture &
Forestry
0.00
0.11
0.00
11.37
-0.01
0.00
Mining
0.00
0.48
0.00
9.26
-0.05
0.00
Construction
3.32
2.38
13.70
6.89
0.01
0.16
Foods
1.11
2.83
3.34
15.02
-0.14
-0.29
Textiles & Apparel
2.67
1.11
27.03
8.95
0.01
0.25
Pulp & Paper
0.01
0.47
-8.30
-1.59
-0.01
-0.03
Chemicals
6.95
5.30
2.64
6.11
0.02
-0.18
Pharmaceutical
4.07
4.38
1.70
4.53
-0.02
-0.12
Oil & Coal Products
0.00
0.89
0.00
17.61
-0.10
0.00
Rubber Products
0.00
0.72
3.88
8.16
-0.04
-0.02
Glass & Ceramics
Products
1.98
1.15
9.72
18.62
0.12
-0.09
Iron & Steel
2.73
2.06
7.28
15.68
0.00
-0.15
Nonferrous Metals
2.58
0.93
6.53
8.92
0.09
-0.02
Metal Products
0.00
0.68
0.00
7.52
-0.02
0.00
Machinery
5.11
3.76
6.75
11.96
0.06
-0.17
Electric Appliances
15.00
13.49
-2.08
1.31
-0.06
-0.48
Transport Equipment
10.38
10.19
-5.54
-3.45
-0.01
-0.23
Precision Instruments
2.61
1.18
9.41
5.96
0.03
0.04
Other Products
2.37
1.80
2.41
8.35
0.01
-0.09
Electric Power & Gas
3.56
4.10
9.64
8.86
-0.05
0.03
Land Transport
3.05
3.10
-1.00
1.12
0.02
-0.06
Marine Transport
1.45
0.63
18.15
8.64
0.03
0.05
Air Transport
0.00
0.34
0.00
3.96
0.00
0.00
Warehouse & Harbor
Transport
0.00
0.26
0.00
17.21
-0.02
0.00
Info & Communication
4.70
8.06
-1.28
-5.69
0.29
0.39
Wholesale Trade
2.29
4.04
-
11.63
12.07
-0.07
-0.91
Retail Trade
5.78
4.62
12.00
5.03
-0.01
0.31
Banks
11.07
10.21
6.96
8.91
-0.08
-0.20
Securities
0.28
1.94
7.81
4.68
0.05
0.06
Insurance
3.06
2.17
11.35
8.96
0.01
0.05
Other Financing
Business
2.91
2.87
15.41
9.04
-0.01
0.18
Real Estate
0.96
1.78
4.62
6.42
-0.01
-0.03
Services
0.00
1.97
-1.65
8.51
-0.06
-0.15

100.0
0
100.0
0
3.15
4.81
-0.01
-1.71

Market Review (November 2004 - April 2005)
From the beginning of November 2004 to early April 2005,
the TSE was on a rising trend, gaining roughly 10%, but a sudden decline in the middle of April wiped out a large part of the gain over the six months. The TSE First Section Index returned 4.75% in U.S. Dollar terms over the six months (4.71% in Yen terms). Over a longer-term view, the TSE was on an up-trend over the year to April 2004, rising from the 800 level to the 1200 level, then mostly stayed in a rather narrow range between 1100 and 1200. Over the period, oil prices remained high. Oil prices weakened from the $50 per barrel level at the end of October 2004 to the $40 level in December, but regained strength to come close to the $60 level at the end of March 2005. As macro-economic statistics weakened from strong numbers in early 2004, the government bond yield declined over the six months from the 1.50% level to the 1.30% level. Investors appeared to be cautious about the U.S. interest rate trend over the period. Major stock markets of the world saw a sizable dip in the middle of April 2005. Nervousness held by investors in the TSE seemed to be shared by investors in other markets. In Japan, there was growing pressure from the investment community on listed companies to improve shareholder satisfaction. A rare attempt at a hostile acquisition supported the trend. Profitability of listed companies is generally improving, but the general view is that the pace of improvement from here will not be as fast as six to twelve months ago.
..	November 04:  The TOPIX was moving in a quite
narrow range over the month, between 1075 and 1130.
The market advanced in the beginning of the month,
as if it welcomed the result of the U.S.
Presidential election.  As the Yen accelerated the
pace of strengthening against the U.S. Dollar, the
market turned weak from the middle of the month.
The TOPIX was at 1085.43 at the end of October,
advanced to 1127.45 on November 16th then declined
and finished the month at 1098.79.  Macro-economic
numbers were not very encouraging.  A quick report
of Gross Domestic Product ("GDP") for the July-
September quarter was +0.3% quarter-on quarter
("QoQ")Retail sales continued to be weak.
Corporate earnings announcements were mixed-some
were as good as expected, but some were
disappointing.  Toyota announced record profit for
the six months to September.  Profits of three
major shipping companies and four large steel
makers over the six months to September doubled
year-on-year ("YoY")Seibu Railway, a railway
operator, was reported to have been making false
reports about its major shareholders' holdings and
in mid-November the TSE de-listed the stock.
Seibu's share price collapsed from Yen1,100+ level to
Yen400 level.
..	December 2004:  The TOPIX started the month from
the 1100 level and had a strong advance in the
latter half of the month, to finish the month with
a 4.63% return. Selling pressure from individuals, encouraged by the new tax system, was more than offset by the unusually high level of foreign
purchases over the holiday season.  The trading
range of the TOPIX has shifted up from the range
between 1070 and 1130 to a range between 1080 and
1150.  The news of the restructuring of Misawa
Homes, the last major company facing financial
difficulties with large bad debt at major banks,
was favorably accepted by the market, helping the
banking sector to push up the whole market.  The
banking sector was the second best performing
sector, after rubber (tire) makers.  Following
Nissan's announcement that it would stop automobile production because of a steel shortage, other carmakers made similar announcements.  Sanyo
Electric announced that the damage from the Niigata earthquake in October would amount to approximately
U.S. $800 million.
..	January 2005:  The TOPIX started the month at the
1150 level and stayed around that level throughout
the month, with monthly a return of -0.30%.  The
TOPIX continued to have low volatility, moving in a
narrow range, roughly between 1130 and 1160.  In
January, smaller stocks fared well.  The TOPIX Core
30 Index, composed of the largest market
capitalization 30 stocks in the TOPIX, returned -
3.22%.  The TOPIX Small Index, composed of stocks
in the TSE First Section excluding the top 500
market capitalization stocks, returned 3.97%.
Other smaller stocks in the TOPIX Second Section
returned 7.97% and the JASDAQ OTC Index returned
5.93%.  Individual investors, who showed a
preference for smaller stocks in the recent past,
appear to have come back to the market as active participants. Short-term return-reversal was at work in January.  Many of the top-performing
sectors in January were bottom-performers in the
previous month.  The Bank of Japan's Tankan
business confidence survey showed a worsened view
by large manufacturing companies.  Companies
started to announce October to December quarterly
results.  Some companies like Canon and Advantest
met expectations.  Pioneer's profit declined 90%
YoY, due to tough market conditions in digital
audio-video products.
..	February 2005:  The TOPIX started the month at the
1150 level and drew an up-trend line to finish the
month at 1177.  The return in February was 2.73% in
Yen terms.  Among TOPIX stocks, the largest
capitalization stocks performed relatively poorly.
The Energy and Materials related sectors continued
to perform well in February.  Top-performing
sectors in February were Mining, Oil & Coal, Steel
and Shipping sectors.  Trading activity was quite
heavy in February.  Oil prices were back on the up-
trend, exceeding the $50 per barrel level.
Dominant news in the month was the attempt by
Livedoor, a small, growing internet service
provider, to take a majority stake in Nippon
Broadcasting System, a radio station that holds a
more than 22% stake in Fuji Television Network, one
of the five major private television stations in
Japan.  The fight for control in Nippon
Broadcasting System and Fuji Television went to the
legal system.  Some companies disappointed
investors in their quarterly earnings announcements
for the October to December period.  Sumitomo Real
Estate decreased its net profit forecast for the
year to March 2005 by half, taking extraordinary
losses in its property holdings.
..	March 2005:  The TOPIX continued its up-trend in
March.  It started the month at 1177.41 and
finished the month at 1182.18.  The return in March
was 0.41% in Yen terms.  Large capitalization
stocks continued to lag.  The TOPIX 100 Index,
composed of the largest 100 market capitalization
stocks in the TOPIX, returned -0.63%.  The TOPIX
Small Index, composed of some 1200 stocks in the
TOPIX excluding the top 500 market capitalization
stocks, performed 2.83%.  The TSE was quite active
in March with heavy volume.  Performances of
individual stocks were rather event-driven.  Top
performers of the month among major stocks included
Fuji Television, involved in the take-over battle
of Nippon Broadcasting, and Sony, which appointed a
new Chairman and President.  Oil prices stayed high
at more than U.S. $50 per barrel level.  GDP growth
for the October to December period were revised
upward to 0.50%.  Some market participants seemed
to expect quite bullish results in national land
price statistics announced in late March.  Land
prices were still falling in Japan, in general, but
the pace of the decline decelerated.
..	April 2005:  The TOPIX corrected by 4.4% in April.
It edged up in the beginning, corrected sharply in the middle of the month in line with the trend in other major stock markets in the world, then stabilized at the end of the month. After almost a year-long period with quite limited volatility, market volatility emerged with downside direction, as markets in major economies seemed to have shown nervousness over the economic state of the world in the near future. In April 2004, the TOPIX was a little over 1200 and experienced a sharp correction of some 150 points. The TOPIX experienced another correction in April 2005, from a similar level of some 100 points. Among the TOPIX stocks, the relative weakness of the largest capitalization stocks continued in April. The TOPIX 100 Index returned -4.88%, while the TOPIX Small Index returned -3.21%. Return-reversal among sectors remained effective-Oil & Coal, Rubber Products and Glass/Cement sectors performed well in April after poor performance in the previous month. The
Warehousing, Securities Brokerage and Land
Transportation sectors performed poorly after a strong performance in the previous month.
Industrial production statistics for March were disappointing, a decline of 0.30% month-on-month
("MoM"), against a positive consensus estimate.
Retail sales remained weak in March. The battle between Livedoor and Fuji Television over the controlling stake in Nippon Broadcasting came to an end. They agreed that Fuji Television will acquire
Nippon Broadcasting shares held by Livedoor with profits for Livedoor and, that Fuji Television will buy newly-issued shares of Livedoor Ito-Yokado announced a merger establishing "Seven and I
Holdings" with Seven-11 and Denny's-the share price of Seven-11 rose, while that of Ito-Yokado plunged, because the merger ratio was set preferable to Seven-11. Recently announced corporate results were mixed. Commodity-related companies, such as bulk-chemical producers, steel producers and trading houses, announced good results and made up-beat indications for the near future. Most of retailers continued to suffer. Results of auto makers were generally good, while those from technology companies were not encouraging.
Outlook
The state of the Japanese economy improved significantly over the past two years. The worries surrounded the shape of Japanese economy and Japanese companies disappeared or lessened significantly in the recent past. It appears that investor worries about major bank failure in Japan have vanished. Large troubled companies like Daiei and Kanebo were assisted by a government-aided organization. Bankruptcies have been declining. GDP recorded growth. Blue-chip companies are reporting record profits. Looking at Japanese companies, there has been significant improvement in the fundamentals because many of them have gone through tough restructurings. Blue-chip players like Toyota, Canon and ShinEstu Chemical are steadily expanding and have reported record profits. Natural resource-related companies, such as oil distributors, steel makers and trading houses active in metals and commodities, enjoyed price hikes and improved profitability significantly. Deflation pressure remains, with still-declining land prices (though much decelerated) and weak retail sales statistics, but it is not regarded as a major threat to the economy and companies in general.
The Japanese economy has returned to a normal state and companies listed here are operating in a normal environment. On this background, we expect fundamentals of individual companies to more favorably influence share price performance, compared with the recent past. The market trend seems to be changing from favoring certain sectors as a whole (like steel, shipping and wholesale trade, over the recent past) to being selective in individual sectors. We will keep a careful eye on the developments at the companies held in the portfolio and at investment candidates. Our focus on the quality of earnings will be unchanged.
Fund Performance
During the six months ended April 30, 2005, the Fund's market price on the New York Stock Exchange ("NYSE") ranged from a low of $5.73 per share on April 18, 2005 to a high of $6.72 on January 3, 2005. The Fund's NYSE market price closed at $6.00 per share on April 30, 2005.
The NYSE trading price in relation to the Fund's net asset value per share, as measured by the weekly closing prices during the six months ended April 30, 2005, ranged from a low discount of 0.91% on December 2, 2004 to a high discount of 8.58% on April 28, 2005, and ended the period at a discount of 6.40%.
The Fund has not invested in derivative securities.
Although foreign currency hedging is permitted by the Fund's prospectus, the Fund has not engaged in any foreign currency hedging.
Portfolio Management
Mr. Koichi Ogawa, CFA, is the Executive Director and
Chief Portfolio Manager of Daiwa SB Investments Ltd. ("DSBI") for all North American clients. A senior member of the Investment Policy Committee (IPC) of DSBI, Mr. Ogawa has 30 years of investment experience and has been responsible for Japan stock selection since 1984. He spent nine years with Daiwa Securities as an institutional research analyst and three years in New York analyzing U.S. securities. He graduated from Tohoku University with a B.A. in Law in 1972. Mr. Atsuhiko Masuda, CFA, is a Senior Portfolio Manager with a total of 16 years of experience in the Japanese equity market. He joined Daiwa in 2003 after spending two years as a Senior Fund Manager for Invesco Asset Management. From 1995 to 2001, he was a Fund Manager for Deutsche Asset Management and from 1988 to 1993 he was an advisor in the Corporate Finance Division of Morgan Grenfell & Company. In 1995, he earned an MBA from the Wharton School at the University of Pennsylvania and in 1988 he graduated from Keio University with a B.A. in Economics. He assumed the day-to-day portfolio management responsibility for the Fund effective July 1, 2004.
We thank you for your support of The Japan Equity Fund, Inc. and your continued interest in the Japanese-economy and marketplace.
Sincerely,
HIROSHI KIMURA
KIYOTAKA HOSHINO
Chairman of the Board
President



Portfolio of Investments
April 30, 2005 (unaudited)
COMMON STOCKS-97.05%
Shares

Value
Shares

Value
Banks-10.73%


Electric Appliances-
14.59%
362
Mitsubishi
Tokyo

65,000
Anritsu Corp.
$
386,364

Financial
Group Inc.
$
	3,113,0
22
23,000
Canon Inc.
1,191,0
79
118,000
Mitsui Trust
Holdings,

11,000
Fanuc Ltd.
644,491

Inc.
1,161,9
35
10,000
Hirose Electric
Co., Ltd.
1,015,8
76
400
Mizuho
Financial

60,000
Hitachi Ltd.
351,540

Group, Inc.
1,863,5
42
2,300
Keyence Corp.
504,252
160,000
The Bank of
Fukuoka,

191,000
Matsushita
Electric


Ltd.
961,633

Industrial Co.,
Ltd.
2,774,2
11
170,000
The Bank of
Yokohama,

41,000
Neomax Co.,
Ltd.
968,626

Ltd.
963,901
10,000
Rohm Co., Ltd.
934,606
300,000
The Sumitomo
Trust &

126,000
Sharp Corp.
1,950,3
69

Banking Co.,
Ltd.
1,859,7
62
50
Sumida Corp.
1,103


9,923,7
95
15,000
TDK Corp.
1,040,4
46
Chemicals-6.77%

18,100
Tokyo Electron
Ltd.
927,065
70,000
Asahi Organic
Chemicals

42,000
Ushio Inc.
803,723

Industry Co.,
Ltd.
250,709


13,493,
751
29,000
Hitachi
Chemical Co.,

Electric Power & Gas-
3.44%


Ltd.
491,098
33,000
Kyushu Electric
Power

46,000
Kao Corp.
1,054,1
49

Co., Inc.
703,222
36,000
Nitto Denko
Corp.
1,949,3
48
55,000
Tohoku Electric
Power

37,000
Shin-Etsu
Chemical Co.,


Co., Inc
1,052,4
95

Ltd.
1,356,6
43
60,000
Tokyo Electric
Power

153,000
Tokuyama Corp.
1,156,6
81

Co., Inc.
1,428,8
41


6,258,6
28


3,184,5
58






Communication-3.95%

Foods-1.08%

550
NTT Corp.
2,297,2
97
88,000
Fuji Oil Co.,
Ltd.
996,258
540
NTT DoCoMo,
Inc.
826,687
Glass & Ceramic
Products-1.93%

7,000
Otsuka Corp.
526,555
45,000
Asahi Glass
Co., Ltd.
494,566


3,650,5
39
40,000
NGK
Insulators,
Ltd.
407,862



218,000
Nippon Sheet
Glass

Construction-3.21%


Co., Ltd.
883,784
29,000
Commuture Corp.
250,756

1,786,2
12
192,000
Maeda Corp.
1,063,2
39



156,000
Obayashi Corp.
905,160
Insurance-2.96%

160,000
Shimizu Corp.
752,977
160,000
Aioi Insurance
Co., Ltd.
819,505


2,972,1
32





























Portfolio of Investments (continued)
April 30, 2005 (unaudited)
COMMON STOCKS-97.05%
Shares

Value
Shares

Value
Insurance (concluded)

Other Financing
Business-2.83%

192,000
Nissay Dowa
General

53,000
Hitachi Capital
Corp.
$	997,193

Insurance Co.,
Ltd.
$	936,231
12,000
Orix Corp.
1,620,4
88
20,000
T&D Holdings
Inc.
979,021


2,617,6
81


2,734,7
57
Other Products-2.29%

Iron & Steel-2.63%

48,300
Bandai Co.,
Ltd.
1,093,1
63
664,000
Nippon Steel
Corp.
1,669,0
98
9,100
Nintendo Co.,
Ltd.
1,029,3
61
300,000
Nisshin Steel
Co., Ltd.
765,451


2,122,5
24


2,434,5
49
Pharmaceutical-3.95%

Land Transportation-
2.96%

33,300
Eisai Co., Ltd.
1,101,3
99
275
East Japan
Railway Co.
1,418,9
19
32,000
Takeda
Pharmaceutical

220,000
Fukuyama
Transporting


Co., Ltd.
1,545,2
66

Co., Ltd.
883,576
28,000
Yamanouchi
Pharmaceutical

90,000
Nippon Express
Co., Ltd.
432,905

Co., Ltd.
1,005,4
81


2,735,4
00


3,652,1
46



Precision Instruments-
2.54%

Machinery-4.96%

11,300
Hoya Corp.
1,171,4
33
11,000
Disco Corp.
412,682
40,000
Terumo Corp.
1,179,3
61
100,000
Komatsu Ltd.
699,301


2,350,7
94
51,400
Miura Co., Ltd.
993,319
Real Estate-0.96%

22,100
Shinkawa Ltd.
434,398
80,000
Mitsui Fudosan
Co., Ltd.
887,545
15,000
SMC Corp.
1,566,3
39
Retail Trade-5.42%

26,000
THK Co., Ltd.
482,801
12,000
Ito-Yokado Co.,
Ltd.
411,642


4,588,8
40
20,000
Marui Co., Ltd.
254,583
Marine Transportation-
1.40%

11,300
Nitori Co.,
Ltd.
754,971
220,000
Nippon Yusen

15,200
Shimamura Co.,
Ltd.
1,248,2
33

Kabushiki
Kaisha
1,295,2
18
34,000
Sundrug Co.,
Ltd.
1,272,3
49
Non-Ferrous Metals-2.50%

18,000
Yamada Denki
Co., Ltd.
857,305
300,000
Mitsui Mining &
Smelting

7,600
York-Benimaru
Co., Ltd.
216,178

Co., Ltd.
1,278,5
86


5,015,2
61
100,000
Sumitomo
Electric

Securities-0.26%


Industries,
Ltd.
1,035,7
21
18,000
Matsui
Securities Co.,
Ltd.
242,393


2,314,3
07






Portfolio of Investments (continued)
April 30, 2005 (unaudited)
COMMON STOCKS (concluded)
SHORT-TERM INVESTMENTS-0.08%
Shares

Value
Princip
al
Amount
(000)

Value






Services-0.61%

U.S. DOLLAR TIME DEPOSIT-0.08%
6,000
Nomura Research

$75
Bank of New
York


Institute,
Ltd.
$	567,001

Time Deposit,
0.05%,

Textile & Apparel-2.60%


due 5/2/05

105,000
Kuraray Co.,
Ltd.
963,476

(Cost-$75,408)
$	75,408
225,000
Teijin Ltd.
1,009,9
70
Total Investments-97.13%

13,000
World Co., Ltd.
427,518
(Cost-$84,110,172)
89,842,
272


2,400,9
64
Other assets less
liabilities-2.87%
2,650,7
64
Transportation
Equipment-10.08%

NET ASSETS (Applicable
to
14,420,917 shares of
capital stock
outstanding; equivalent
to $6.41 per share)-
100.00%
$	92,493,036
20,000
Aisin Seiki
Co., Ltd.
430,920



18,000
Denso Corp.
424,400



55,000
Honda Motor
Co., Ltd.
2,645,5
30



135,000
Mazda Motor
Corp.
473,304



22,000
NOK Corp.
570,686



21,000
Showa Corp.
267,312



8,580
Tachi-S Co.,
Ltd.
102,649



3,500
Tokai Rika Co.,
Ltd.
56,691



120,000
Toyota Motor
Corp.
4,354,5
64





9,326,0
56



Wholesale Trade-2.40%




50,000
Mitsubishi
Corp.
679,456



4,600
Right On Co.,
Ltd.
165,186



163,000
Sumitomo Corp.
1,370,9
13





2,215,5
55



Total Common Stocks




(Cost-$84,034,764)
89,766,
864





See accompanying notes to financial statements.



TEN LARGEST EQUITY
POSITIONS HELD April
30, 2005 (unaudited)

EQUITY CLASSIFICATIONS
HELD April 30, 2005
(unaudited)

Issue
Percent
of
Industr
y Net
Assets
Industr
y
Percent
of
Industr
y Net
Assets
Toyota Motor Corp.
4.71%
Electric Appliances
14.59%
Mitsubishi Tokyo
Financial Group

Banks
10.73
Inc.
3.37
Transportation
Equipment
10.08
Matsushita Electric
Industrial Co.,

Chemicals
6.77
Ltd.
3.00
Retail Trade
5.42
Honda Motor Co., Ltd.

2.86
Machinery
4.96
NTT Corp.
2.48
Pharmaceutical
3.95
Sharp Corp.
2.11
Communication
3.95
Nitto Denko Corp.
2.11
Electric Power & Gas
3.44
Mizuho Financial
Group, Inc.
2.01
Construction
3.21
The Sumitomo Trust &
Banking Co.,

Land Transportation
2.96
Ltd.
2.01
Insurance
2.96
Nippon Steel Corp.
1.80
Other Financing
Business
2.83


Iron & Steel
2.63


Textile & Apparel
2.60


Precision Instruments

2.54


Non-Ferrous Metals
2.50


Wholesale Trade
2.40


Other Products
2.29


Glass & Ceramic
Products
1.93


Marine Transportation

1.40


Foods
1.08


Real Estate
0.96


Services
0.61


Securities
0.26



Statement of Assets and Liabilities
April 30, 2005 (unaudited)
Assets

Investment in securities, at value (cost-$84,110,172)
$	89,842,272
Cash denominated in foreign currency (cost-
$1,777,694)
1,796,2
36
Receivable for securities sold
1,624,3
90
Interest and dividends receivable
576,973
Prepaid expenses
33,067
Total assets
93,872,
938
Liabilities

Payable for securities purchased
1,218,1
06
Accrued expenses and other liabilities
161,796
Total liabilities
1,379,9
02
Net Assets

Capital stock, $0.01 par value per share; total
30,000,000 shares authorized; 14,420,917 shares
issued and outstanding
144,209
Paid-in capital in excess of par value
126,488
,135
Accumulated net investment income
104,044
Accumulated net realized loss on investments
(39,998
,957)
Net unrealized appreciation on investments and other
assets and liabilities denominated in foreign
currency
5,755,6
05
Net assets applicable to shares outstanding
$	92,493,036
Net Asset Value Per Share
$	6.41




See accompanying notes to financial statements.


Statement of Operations
For the Six Months Ended April 30, 2005 (unaudited)
Investment income:

Dividends (net of withholding taxes of $45,564)
$	605,355
Interest .
35
Total investment income
605,390
Expenses:

Investment management fee
163,178
Administration fee and expenses
89,692
Custodian fees and expenses
68,918
Audit and tax services

Reports and notices to shareholders
30,249
Legal fees and expenses
30,116
Insurance expense
27,210
Directors' fees and expenses
19,836
Transfer agency fee and expenses
5,951
Other
28,930
Total expenses
501,346
Net investment income
104,044
Realized and unrealized gains from investment activities and foreign currency transactions:

Net realized gains on investments
1,920,3
64
Net realized foreign currency transaction gains
20,530
Net change in unrealized appreciation (depreciation)
on investments in equity securities
416,554
Net change in unrealized appreciation (depreciation)
on other assets and liabilities denominated in
foreign currency
(8,343)
Net realized and unrealized gains from investment
activities and foreign currency transactions
2,349,1
05
Net increase in net assets resulting from operations
$	2,453,149




See accompanying notes to financial statements.


Statement of Changes in Net Assets

For the
Six
Months
Ended
April 30
2005
(audited)
For the
Year
Ended
October,
31, 2004



Increase (decrease) in net assets from
operations:


Net investment income (loss)
$
	104,04
4
$
	(48,0
93)
Net realized gain (loss) on:


Investments
1,920,364
6,197,993
Foreign currency transactions
20,530
(92,782)
Net change in unrealized appreciation
(depreciation) on:


Investments in equity securities
416,554
(393,278)
Translation of short-term investments
and other assets and liabilities
denominated in foreign currency
(8,343)
31,761
Net increase in net assets resulting from
operations
2,453,149
5,695,601
From capital stock transactions:


Sale of capital stock resulting from:


Net proceeds from the sale of common
shares pursuant to rights offering
-
19,425,91
4
Net increase in net assets
2,453,149
25,121,51
5
Net assets:


Beginning of period
90,039,88
7
64,918,37
2
End of period (including undistributed
net investment income of $104,044 and
$0, respectively)
$
	92,493
,036
$
	90,039,
887


See accompanying notes to financial statements.



Notes to Financial Statements
Organization and Significant Accounting Policies
The Japan Equity Fund, Inc. (the "Fund") was incorporated in Maryland on July 12, 1990 under its former name "The Japan Emerging Equity Fund, Inc." and commenced operations on July 24, 1992It is registered with the Securities and Exchange Commission as a closed-end, diversified management investment company.
The following significant accounting policies are in conformity with generally accepted accounting principles in the United States of America for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts and disclosures in the financial statements. Actual reporting results could differ from those estimates. Valuation of Investments-Securities which are listed on the Tokyo Stock Exchange or listed on the over-the-counter market in Japan or listed on other exchanges in Japan and for which market quotations are readily available are valued at the last reported sales price available to the Fund at the close of business on the day the securities are being valued or, lacking any such sales, at the last available bid price In instances where quotations are not readily available or where the price as determined by the above procedures is deemed not to represent fair market value, fair value will be determined in such manner as the Board of Directors (the "Board") may prescribe Short-term investments having a maturity of 60 days or less are valued at amortized cost, except where the Board determines that such valuation does not represent the fair value of the investment. All other securities and assets are valued at fair value as determined in good faith by, or under the direction of, the Board. Foreign Currency Translation-The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in Japanese yen are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statement of Operations. The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market price of securities.
Tax Status-The Fund intends to continue to distribute substantially all of its taxable income and to comply with the minimum distribution and other requirements of the Internal Revenue Code applicable to regulated investment companies Accordingly, no provision for federal income or excise taxes is required.
The Fund is not subject to any Japanese income, capital gains or other taxes except for withholding taxes on certain income, generally imposed at rates of 10% on interest and dividends, paid to the Fund by Japanese corporations. Investment Transactions and Investment Income-Investment transactions are recorded on the trade date (the date upon which the order to buy or sell is executed)Realized and unrealized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. Dividend income and corporate actions are recorded generally on the ex-date, except for certain dividends and corporate actions from Japanese securities which may be recorded after the ex-date, as soon as the Fund acquires information regarding such dividends or corporate actions. Interest income is recorded on an accrual basis.
Notes to Financial Statements (continued)
Dividends and Distributions to Shareholders-The Fund records dividends and distributions payable to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These book basis/tax basis differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require reclassifications. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.
Investment Manager and Investment Adviser
The Fund has an Investment Management Agreement with
Daiwa SB Investments (U.S..A.) Ltd.(the "Manager")Daiwa SB Investments Ltd.("DSBI" or the "Adviser"), an affiliate of the Manager, acts as the Fund's investment adviser pursuant to an Investment Advisory Agreement between the Manager and DSBIF. For such investment services, the Fund is obligated to pay the Manager a monthly fee at an annual rate of 0.60% of the first $20 million, 0.40% of the next $30 million and 0.20% of the excess over $50 million of the Fund's average weekly net assets, of which fee 60% is paid by the Manager to DSBI. In addition, the Fund has agreed to reimburse the Manager and the Adviser for all out-of-pocket expenses related to the Fund. For the six months ended April 30, 2005, there were no out-of-pocket expenses incurred by the Manager or the Adviser.
At April 30, 2005, the Fund owed $26,774 to the Manager. Brokerage commissions of $13,896 were paid by the Fund to Daiwa Securities America, Inc., an affiliate of both the Manager and DSBI, in connection with portfolio transactions during the six months ended April 30, 2005.
Administrator and Custodian and Other Related Parties
Daiwa Securities Trust Company ("DSTC"), an affiliate of the Adviser, provides certain administrative services to the Fund, for which the Fund pays to DSTC a monthly fee at an annual rate of 0.20% of the first $60 million of the Fund's average weekly net assets, 0.15% of the next $40 million and 0.10% of the excess over $100 million, with a minimum annual fee of $120,000. In addition, as permitted by the Administration Agreement, the Fund reimburses the Administrator for its out-of-pocket expenses related to the Fund. For the six months ended April 30, 2005, expenses of $4,500 were paid or accrued to the Administrator, representing reimbursement to the Administrator of costs relating to the attendance by its employees at meetings of the Fund's Board.
DSTC also acts as custodian for the Fund's assets and has appointed Sumitomo Mitsui Banking Corporation (the "Sub-Custodian"), an affiliate of the Manager, to act as the sub-custodian for all of the cash and securities of the Fund held in Japan. As compensation for its services as custodian, DSTC receives a monthly fee and reimbursement of out-of-pocket expenses. Such expenses include fees and out-of-pocket expenses of the Sub-Custodian. During the six months ended April 30, 2005, DSTC and the Sub-Custodian earned $24,287 and $44,631, respectively, as compensation for custodial service to the Fund.
At April 30, 2005, the Fund owed $13,916 and $3,981 to
DSTC for administration and custodian fees, respectively, excluding fees and expenses of $10,992 payable to the Sub-Custodian.
Notes to Financial Statements (concluded)
During the six months ended April 30, 2005, the Fund paid or accrued $29,753 for legal services in connection with the Fund's on-going operations to a law firm of which the Fund's Assistant Secretary is a partner.
Investments in Securities and Federal Income Tax Matters
For federal income tax purposes, the cost of securities owned at April 30, 2005 was $84,020,271At April 30, 2005, the
net unrealized appreciation of investments for federal income tax purposes, excluding short-term securities, of $5,717,607 was composed of gross appreciation of $8,354,425 for those investments having an excess of value over cost, and gross depreciation of $2,636,818 for those investments having an excess of cost over value. For the six months ended April 30, 2005, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were $32,480,219 and $33,297,079, respectively.
At October 31, 2004, the Fund had a remaining capital loss carryover of $41,851,957, of which $16,888,593 expires in the year 2006, $6,225,150 expires in the year 2009, $13,474,882 expires in the year 2010 and $5,263,332 expires in the year 2011 available to offset future net capital gains.
Capital Stock
There are 30,000,000 shares of $.01 par value common stock authorized. Of the 14,420,917 shares of the Fund outstanding at April 30, 2005, Daiwa Securities America Inc., an affiliate of the Manager, Adviser and DSTC, owns 14,532 shares.


Financial Highlights
Selected data for a share of capital stock outstanding during each period is presented below:

For
the
Six
Months
Ended
April
30,
2005
For the Years Ended October 31,

(Unaud
ited)
2004
2003
2002
2001
2000
Net asset value,
beginning of period
$	6.24
$	6.00
$	4.54
$	5.59
$	8.35
$	9.39







Net investment income
(loss)
0.01
(-) *
(0.02
)
(0.04
)
(0.04
)
(0.04
)
Net realized and
unrealized gains
(losses) on
investments and
foreign currency
transactions
0.16
0.39
1.48
(1.01
)
(2.72
)
(1.00
)







Net increase (decrease)
in net asset value
resulting from
operations
0.17
0.39
1.46
(1.05
)
(2.76
)
(1.04
)







Dilutive effect of
rights offering
-
(0.12
)
-
-
-
-
Offering costs charged
to paid-in capital in
excess of par value
-
(0.03
)
-
-
-
-







Net asset value, end of
period
$	6.41
$	6.24
$	6.00
$	4.54
$	5.59
$	8.35







Per share market value,
end of period
$	6.000
$
	6.08
0
$
	7.160
$
	4.150
$
	4.990
$
	7.063







Total investment
return:






Based on market price
at beginning and end
of period+
(1.32)%
(11.7
0)%
72.53
%
(16.8
3)%
(29.3
5)%
(28.0
2)%
Based on net asset
value at beginning
and end of period+
2.72%
5.74%
32.16
%
(18.7
8)%
(33.0
5)%
(11.0
8)%
Ratios and supplemental
data:






Net assets, end of
period (in millions)
$	92.5
$	90.0
$	64.9
$	49.1
$	60.5
$	90.3
Ratios to average net
assets of:






Expenses
1.07
%**
1.12%
1.50%
1.44%
1.12%
0.96%
Net investment income
(loss)
0.22%**
(0.06
)%
(0.48
)%
(0.74
)%
(0.51
)%
(0.48
)%
Portfolio turnover
35.25%
90.03
%
84.00
%
76.19
%
63.39
%
61.91
%

_____________________
*	Represents less than $0.005 per share.
+	For the year ended October 31, 2004, the total investment
return includes the benefit of shares resulting from the
exercise of rights.
**	Annualized.



Results of Annual Meeting of Stockholders (unaudited)
On June 2, 2005, the Annual Meeting of Stockholders of
The Japan Equity Fund, Inc(the "Fund") was held and the
following matter was voted upon and passed.
Election of one Class III Director to the Board of
Directors of the Fund, to serve for a term expiring on the
date on which the Annual Meeting of Stockholders is held in
the year 2008.
Number of Shares/Votes
Class III
Voted For
Proxy Authority
Withheld
Austin C. Dowling
11,928,711
189,924

In addition to the Director re-elected at the Meeting,
Martin J. Gruber, David G. Harmer, Hiroshi Kimura and Oren G. Shaffer were the other members of the Board who continue to serve as Directors of the Fund.
An Important Notice Concerning Our Privacy Policy
This Privacy Notice describes the types of non-public information we collect about you, the ways we safeguard the confidentiality of this information and when this information may be shared with others. In this Privacy Notice, the terms "we," "our" and "us" refer to the Fund. The term "you" in this Privacy Notice refers broadly to all of our individual stockholders (including prospective and former individual stockholders).
In order to provide you with services, we collect
certain non-public information about you. We obtain this personal information from the following sources:
?	Applications and other forms you submit to us.
?	Dealings and transactions with us or others.
We do not disclose any non-public personal information about you to anyone, except as permitted by law. For instance, so that we may effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose.
We maintain physical, electronic and procedural security measures that comply with federal standards to safeguard your non-public personal information. Access to such information is restricted to those agents of the Fund who are trained in the proper handling of client information and who need to know that information in order to provide services to stockholders.



(This page has been left blank intentionally.)


(This page has been left blank intentionally.)


(This page has been left blank intentionally.)



BOARD OF DIRECTORS
Hiroshi Kimura, Chairman
Austin C. Dowling
Martin J. Gruber
David G. Harmer
Oren G. Shaffer

Semi-Annual Report
April 30, 2005
OFFICERS
Kiyotaka Hoshino
President
John J. O'Keefe
Vice President and
Treasurer
Yuko Uchida
Secretary
Anthony Cambria
Chief Compliance Officer
Leonard B. Mackey, Jr.
Assistant Secretary

[JAPAN EQUITY FUND LOGO]
ADDRESS OF THE FUND
c/o Daiwa Securities Trust
Company
One Evertrust Plaza, 9th
Floor
Jersey City, NJ 07302-3051


INVESTMENT MANAGER
Daiwa SB Investments
(U.S.A.) Ltd.
INVESTMENT ADVISER
Daiwa SB Investments Ltd.
ADMINISTRATOR AND CUSTODIAN
Daiwa Securities Trust
Company
TRANSFER AGENT AND
REGISTRAR
EquiServe Trust Company,
N.A.
LEGAL COUNSEL
Clifford Chance US LLP
INDEPENDENT REGISTERED
PUBLIC
ACCOUNTING FIRM
PricewaterhouseCoopers LLP





Notice is hereby given in
accordance with Section
23(c) of the Investment
Company Act of 1940 that
from time to time the Fund
may purchase shares of its
common stock in the open
market at prevailing market
prices.
This report is sent to
shareholders of the Fund
for their information.  It
is not a prospectus,
circular or representation
intended for use in the
purchase or sale of shares
of the Fund or of any
securities mentioned in the
report.
The financial information
included herein is taken
from the records of the
Fund without examination by
the Independent Registered
Public Accounting Firm
which does not express an
opinion thereon.

The Japan Equity
Fund, Inc.
c/o Daiwa Securities Trust
Company
One Evertrust Plaza
Jersey City, New Jersey
07302
INVESTMENT MANAGER Daiwa SB
Investments (U.S.A.) Ltd..
INVESTMENT ADVISER Daiwa SB
Investments Ltd.


Item 2.  Code of Ethics.
Not applicable for this semi-annual report.
Item 3.  Audit Committee Financial Expert.
Not applicable for this semi-annual report.
Item 4.  Principal Accountant Fees and Services.
Not applicable for this semi-annual report.
Item 5.  Audit Committee of Listed Registrants.
Not applicable for this semi-annual report.
Item 6.  Schedule of Investments.
The Registrant's "Schedule I-Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable for this semi-annual report.
Item 8.  Portfolio Managers of Closed-End Management
Investment Companies.
Not applicable for this semi-annual report.
Item 9.  Purchase of Equity Securities By Closed-End
Management Investment Company and Affiliated
Purchasers.
REGISTRANT PURCHASES OF EQUITY SECURITIES

Period
(a)
Total
Number of
Shares
(or
Units)
Purchased
(b)
Average
Price
Paid per
Share
(or
Unit)
(c)
Total Number
of Shares
(or Units)
Purchased as
Part of
Publicity
Announced
Plans or
Programs
(d)
Maximum Number
(or Approximate
Dollar Value) of
Shares (or Units)
that may yet be
Purchased Under
the Plans or
Programs
November

0
N/A
0
0
December

0
N/A
0
0
January

0
N/A
0
0
February

0
N/A
0
0
March

0
N/A
0
0
April

0
N/A
0
0
Total

0
N/A
0
0

Item 10.  Submission of Matters to a Vote of Security
Holders.
There have not been any material changes to the procedures by which shareholders may recommend nominees to the Registrant's board of directors since those procedures were last disclosed in response to the requirements of Item 7(d)(2)(ii)(G) of
Schedule 14A or this Item.
Item 11.  Controls and Procedures.
(a)	The Registrant's principal executive officer and
principal financial officers, based on their evaluation
of the Registrant's disclosure controls and procedures
as of a date within 90 days of the filing of this
report, have concluded that such controls and procedures
are adequately designed to ensure that information
required to be disclosed by the registrant in Form N-CSR
is accumulated and communicated to the Registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes in the Registrant's internal
control over financial reporting that occurred during
the Registrant's second fiscal quarter of the period
covered by this report that has materially affected, or
is reasonably likely to materially affect, the
Registrant's internal control over financial reporting.
Item 12.  Exhibits.
(a)	Any code of ethics, or amendment thereto, that is the
subject of the disclosure required by Item 2, to the
extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:
Not applicable for this semi-annual report.
(b)	A separate certification for each principal executive
officer and principal financial officer of the
registrant as required by Rule 30a-2 under the Act (17
CFR 270.30a-2) in the exact form set forth below:
Attached hereto.
SIGNATURES
Pursuant to the requirements of the Securities Exchange
Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant)
The Japan Equity Fund,
Inc.
By (Signature and Title)*
/s/ John J. O'Keefe
John J. O'Keefe
Vice President and Treasurer
Date: June 20, 2005


Pursuant to the requirements of the Securities Exchange
Act of 1934 and the Investment Company Act of 1940, this
report has been signed below by the following persons on
behalf of the registrant and in the capacities and on the
dates indicated.
By (Signature and Title)*
/s/ John J. O'Keefe
John J. O'Keefe
Vice President and Treasurer
Date: June 20, 2005

By (Signature and Title)*
/s/ Horoshi Kimura
Horoshi Kimura
Chairman
Date: June 20, 2005



* Print the name and title of each signing officer under his or her signature.

EXHIBIT 11(b)
CERTIFICATION
PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002
I, John J. O'Keefe, certify that:
1.	I have reviewed this report on Form N-CSR of The Japan
Equity Fund, Inc.
2.	Based on my knowledge, this report does not contain any
untrue statement of a material fact or omit to state a
material fact necessary to make the statements made, in
light of the circumstances under which such statements
were made, not misleading with respect to the period
covered by this report;
3.	Based on my knowledge, the financial statements, and
other financial information included in this report,
fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required
to include a statement of cash flows) of the registrant
as of, and for, the periods presented in this report;
4.	The registrant's other certifying officer and I are
responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c)
under the Investment Company Act of 1940) for the
registrant and have:
(a)	Designed such disclosure controls and
procedures, or caused such disclosure controls and
procedures to be designed under our supervision, to
ensure that material information relating to the
registrant, including its consolidated subsidiaries, is
made known to us by others within those entities,
particularly during the period in which this report is
being prepared;
 (b)	Evaluated the effectiveness of the
registrant's disclosure controls and procedures and
presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of
this report based on such evaluation; and
(c)	Disclosed in this report any change in the
registrant's internal control over financial reporting
that occurred during the second fiscal quarter of the
period covered by this report that has materially
affected, or is reasonably likely to materially affect,
the registrant's internal control over financial
reporting; and
5.	The registrant's other certifying officer and I have
disclosed, to the registrant's auditors and the audit
committee of the registrant's board of directors (or
persons performing the equivalent functions):
(a)	all significant deficiencies and material
weaknesses in the design or operation of internal
control which are reasonably likely to adversely affect
the registrant's ability to record, process, summarize,
and report financial information; and
(b)	any fraud, whether or not material, that
involves management or other employees who have a
significant role in the registrant's internal controls
over financial reporting.
Date:  June 20, 2005
/s/ John J. O'Keefe

John J. O'Keefe, Vice
President and
Treasurer


CERTIFICATION
PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002
I, Horoshi Kimura, certify that:
1.	I have reviewed this report on Form N-CSR of The Japan
Equity Fund, Inc.
2.	Based on my knowledge, this report does not contain any
untrue statement of a material fact or omit to state a
material fact necessary to make the statements made, in
light of the circumstances under which such statements
were made, not misleading with respect to the period
covered by this report;
3.	Based on my knowledge, the financial statements, and
other financial information included in this report,
fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required
to include a statement of cash flows) of the registrant
as of, and for, the periods presented in this report;
4.	The registrant's other certifying officer and I are
responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c)
under the Investment Company Act of 1940) for the
registrant and have:
(a)	designed such disclosure controls and
procedures, or caused such disclosure controls and
procedures to be designed under our supervision, to
ensure that material information relating to the
registrant, including its consolidated subsidiaries, is
made known to us by others within those entities,
particularly during the period in which this report is
being prepared;
 (b)	Evaluated the effectiveness of the
registrant's disclosure controls and procedures and
presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of
this report based on such evaluation; and
(c)	Disclosed in this report any change in the
registrant's internal control over financial reporting
that occurred during the second fiscal quarter of the
period covered by this report that has materially
affected, or is reasonably likely to materially affect,
the registrant's internal control over financial
reporting; and
5.	The registrant's other certifying officer and I have
disclosed, to the registrant's auditors and the audit
committee of the registrant's board of directors (or
persons performing the equivalent functions):
(a)	all significant deficiencies and material
weaknesses in the design or operation of internal
control which are reasonably likely to adversely affect
the registrant's ability to record, process, summarize,
and report financial information; and
(b)	any fraud, whether or not material, that
involves management or other employees who have a
significant role in the registrant's internal controls
over financial reporting.
Date:  June 20, 2005
/s/ Horoshi Kimura

Horoshi Kimura,
Chairman
CERTIFICATION
PURSUANT TO SECTION 906
OF THE SARBANES-OXLEY ACT OF 2002
The undersigned, the Vice President and Treasurer of The
Japan Equity Fund, Inc. (the "Fund"), with respect to the
Form N-CSR for the period ended October 31, 2004 as filed
with the Securities and Exchange Commission, hereby
certifies, pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, that:
1.	such Form N-CSR fully complies with the requirements of
section 13(a) or 15(d) of the Securities Exchange Act of
1934; and
2.	the information contained in such Form N-CSR fairly
presents, in all material respects, the financial
condition and results of operations of the Fund.
Dated:  June 20, 2005
/s/ John J. O'Keefe
John J. O'Keefe
This certification is being furnished solely pursuant to
18 U.S.C. Section 1350 and is not being filed as part of the Report or as a separate disclosure document.
CERTIFICATION
PURSUANT TO SECTION 906
OF THE SARBANES-OXLEY ACT OF 2002
The undersigned, the Chairman of The Japan Equity Fund,
Inc. (the "Fund"), with respect to the Form N-CSR for the period ended April 30, 2004 as filed with the Securities and Exchange Commission, hereby certifies, pursuant to 18 U.S.C.
Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, that:
1.	such Form N-CSR fully complies with the requirements of
section 13(a) or 15(d) of the Securities Exchange Act of
1934; and
2.	the information contained in such Form N-CSR fairly
presents, in all material respects, the financial
condition and results of operations of the Fund.
Dated:  June 20, 2005
/s/ Horoshi Kimura
Horoshi Kimura
This certification is being furnished solely pursuant to
18 U.S.C. Section 1350 and is not being filed as part of the Report or as a separate disclosure document.



The Japan Equity Fund, Inc.
36
NYA 737890.2
The Japan Equity Fund, Inc.

NYA 737890.2
The Japan Equity Fund, Inc.
The Japan Equity Fund, Inc.


NYA 737890.2


34
NYA 737890.2

NYA 737890.2